UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Contrarian Capital Management, L.L.C.

Address:  411 West Putnam Avenue
          Suite 225
          Greenwich, CT 06830


13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jon R. Bauer
Title:  Managing Member
Phone:  (203) 862-8200


Signature, Place and Date of Signing:


/s/ Jon R. Bauer              Greenwich, Connecticut         February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        NONE

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:  173,753
                                       (thousands)


List of Other Included Managers:

NONE

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2009


COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
----------------------------  --------------  ---------  --------- --------------------  ----------  -------- ----------------------
                                                          VALUE     SHS OR    SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION   MGRS      SOLE    SHARED  NONE
----------------------------  --------------  ---------  --------- ---------  ---  ----  ----------  -------- --------- ------  ----
ALLEGHENY ENERGY INC          COM             017361106   2,802      119,350  SH         SOLE        NONE       119,350
ANNALY CAP MGMT INC           COM             035710409   2,284      131,656  SH         SOLE        NONE       131,656
AVIS BUDGET GROUP             COM             053774105   3,557      271,092  SH         SOLE        NONE       271,092
BARCLAYS BK PLC               IPATH SHRT ETN  06740C527     879       25,800  SH         SOLE        NONE        25,800
CEDAR FAIR L P                DEPOSITRY UNIT  150185106   8,402      736,352  SH         SOLE        NONE       736,352
CIT GROUP INC                 COM NEW         125581801  33,847    1,225,896  SH         SOLE        NONE     1,225,896
CITIGROUP INC                 COM             172967101   9,556    2,887,000  SH         SOLE        NONE     2,887,000
CLEAR CHANNEL OUTDOOR HLDGS   CL A            18451C109  11,899    1,145,245  SH         SOLE        NONE     1,145,245
DANA HOLDING CORP             COM             235825205   4,734      436,731  SH         SOLE        NONE       436,731
DELTA AIR LINES INC DEL       COM NEW         247361702  20,791    1,826,987  SH         SOLE        NONE     1,826,987
DISCOVER FINL SVCS            COM             254709108   2,486      169,000  SH         SOLE        NONE       169,000
DISNEY WALT CO                COM DISNEY      254687106   1,567       48,600  SH         SOLE        NONE        48,600
DOLLAR THRIFTY AUTOMOTIVE GP  COM             256743105   3,997      156,090  SH         SOLE        NONE       156,090
DYNEGY INC DEL                CL A            26817G102   7,562    4,177,776  SH         SOLE        NONE     4,177,776
GMX RES INC                   COM             38011M108     601       43,764  SH         SOLE        NONE        43,764
HORSEHEAD HLDG CORP           COM             440694305   3,279      257,158  SH         SOLE        NONE       257,158
HUDSON CITY BANCORP           COM             443683107   3,639      265,067  SH         SOLE        NONE       265,067
LAMAR ADVERTISING CO          CL A            512815101   1,642       52,800  SH         SOLE        NONE        52,800
LEAR CORP                     COM NEW         521865204   4,386       64,843  SH         SOLE        NONE        64,843
MASTERCARD INC                CL A            57636Q104   3,674       14,353  SH         SOLE        NONE        14,353
NORTH AMERN ENERGY PARTNERS   COM             656844107   1,176      162,009  SH         SOLE        NONE       162,009
OWENS CORNING NEW             COM             690742101   7,725      301,305  SH         SOLE        NONE       301,305
PENN MILLERS HLDG CORP        COM             707561106     671       61,000  SH         SOLE        NONE        61,000
PFIZER INC                    COM             717081103   3,312      182,104  SH         SOLE        NONE       182,104
RSC HOLDINGS INC              COM             74972L102   1,349      191,650  SH         SOLE        NONE       191,650
RUSH ENTERPRISES INC          CL A            781846209   1,174       98,771  SH         SOLE        NONE        98,771
SPDR GOLD TRUST               GOLD SHS        78463V107   1,088       10,136  SH         SOLE        NONE        10,136
SPRINT NEXTEL CORP            COM SER 1       852061100   5,711    1,560,450  SH         SOLE        NONE     1,560,450
STANCORP FINL GROUP INC       COM             852891100     418       10,445  SH         SOLE        NONE        10,445
STANDARD PARKING CORP         COM             853790103   2,892      182,118  SH         SOLE        NONE       182,118
TIME WARNER CABLE INC         COM             88732J207   3,505       84,690  SH         SOLE        NONE        84,690
TOWN SPORTS INTL HLDGS INC    COM             89214A102     132       56,529  SH         SOLE        NONE        56,529
U S G CORP                    COM NEW         903293405   4,752      338,215  SH         SOLE        NONE       338,215
VERISK ANALYTICS INC          CL A            92345Y106   1,211       40,000  SH         SOLE        NONE        40,000
WASHINGTON POST CO            CL B            939640108   3,188        7,251  SH         SOLE        NONE         7,251
WASTE MGMT INC DEL            COM             94106l109   2,915       86,218  SH         SOLE        NONE        86,218
WEBSTER FINL CORP CONN        COM             947890109     947       79,805  SH         SOLE        NONE        79,805





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